Business segment information (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Net Total Sales	$ 9,992	$ 11,523	$ 18,952
Net Total Sales, percent	100.00%	100.00%	100.00%
GERMANY
Net Total Sales	$ 3,760	$ 3,621	$ 2,797
Net Total Sales, percent	38.00%	31.00%	15.00%
UNITED STATES
Net Total Sales	$ 3,184	$ 4,807	$ 10,356
Net Total Sales, percent	32.00%	42.00%	55.00%
The PRC
Net Total Sales	$ 2,265	$ 2,054	$ 1,590
Net Total Sales, percent	23.00%	18.00%	8.00%
Netherlands
Net Total Sales	$ 0	$ 87	$ 2,299
Net Total Sales, percent	0.00%	1.00%	12.00%
Total [Member]
Net Total Sales	$ 9,209	$ 10,569	$ 17,042
Net Total Sales, percent	93.00%	92.00%	90.00%